Interest Charges and Related Fees - Additional Information (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Fee income and expense [abstract]
Interest charges accrued on financial assets and liabilities	€ 162	€ 176	€ 269